Fair Value Measurements (Details)	Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	$ 53,207,637
Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	149,265
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	5,870,761
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	47,187,611
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	10,049,939
Common Stock [Member] | Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	1,036,928
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	9,013,011
Convertible Notes Payable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	2,450,000
Convertible Notes Payable [Member] | Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	2,450,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	7,504,643
Preferred Stock [Member] | Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	7,504,643
Special Purpose Vehicles [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	28,369,222
Special Purpose Vehicles [Member] | Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	149,265
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	28,219,957
Money Market [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	4,833,833
Money Market [Member] | Practical Expedient [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Money Market [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments	4,833,833
Money Market [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments
Money Market [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments